SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-7
Internal-use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	Year Ended December 31,
	2014	2013	2012
Stock Options	150,000	150,000	210,000
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	25,669,039	24,379,883	13,393,600
Total	25,819,039	24,529,883	13,603,600